COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Cost of sales	€ 1,622,905	€ 1,650,860	€ 1,579,690
Interest and other financial expense	33,828	€ 30,945	21,307
Takata Airbag Inflators | Warranty and recall campaigns provision
Disclosure of other provisions [line items]
New provisions, other provisions	€ 1,451		€ 36,994